DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value of derivative instruments
The following table details the fair value of derivative instruments in the consolidated balance sheet:

		Fair value of derivative instruments
		December 31,
	Balance sheet line item	2016	2015
Derivative:
Foreign exchange forward contracts (1)	Other current liabilities	$-	$(57)

Foreign exchange forward contracts (2)	Other current liabilities	$(102)	$(91)

(1)
To protect against changes in value of forecasted foreign currency cash flows a subsidiary entered into forward contracts in order to hedge the exposure to variability in expected future cash flows resulting from changes in related foreign currency exchange rates. These contracts did not meet the requirement for hedge accounting. The amount recorded as financial income (expense) related to these contracts in 2016, 2015 and 2014 was $ (670), $ 2,116 and $ 1,949, respectively. As of December 31, 2016 there are no outstanding forward contracts that did not meet the requirement for hedge accounting.

(2)
To protect against changes in value of forecasted foreign currency cash flows resulting from salaries and related payments that are denominated in NIS, the Company has entered into foreign currency forward contracts. These contracts are designated as cash flows hedges, as defined by ASC 815, as amended, and are considered highly effective as hedges of these expenses. The forward contracts are expected to occur at various dates within the following twelve months.

Schedule of net income (loss) related to the effective portion of hedging instruments
The effective portion of the hedged instruments has been included as an offset (addition) of payroll expenses and other operating expenses in the consolidated statement of operations in the following line items:

	Year ended December 31,
	2016	2015	2014

Cost of revenues of products	$(53)	$(100)	$(107)
Cost of revenues of services	(24)	(55)	(76)
Research and development, net	(154)	(291)	(337)
Selling and marketing	(72)	(180)	(166)
General and administrative	(90)	(187)	(201)

	$(393)	$(813)	$(887)